Note 21 (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items [Table Text Block]
The composition of the balances under the headings “Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” in the consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	2024	2023	2022
ASSETS
Foreclosures and recoveries	847	943	1,070
Other assets from tangible assets (1)	618	1,026	1,063
Companies held for sale	55	43	40
Accrued amortization (2)	(46)	(84)	(93)
Impairment losses (1)	(645)	(1,005)	(1,057)
Total	828	923	1,022
LIABILITIES
Companies held for sale	—	—	—
Total	—	—	—
(1) The variation in 2024 is mainly due to sales of properties by the companies Tree Investments Inmobiliarias, SOCIMI, SA and Banco Bilbao Vizcaya Argentaria, S.A.
(2) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".

Non current assets and disposal groups classified as held for sale changes in the year [Table Text Block]
The changes in the balances of “Non-current assets and disposal groups classified as held for sale” in 2024, 2023 and 2022, are as follows:

Non-current assets and disposal groups classified as held for sale (Millions of Euros)
	Notes	Foreclosed assets			Property, Plant and Equipment (1)			Companies held for sale			Total
Cost (a)		2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Balance at the beginning		943	1,070	1,218	943	970	452	43	39	41	1,928	2,078	1,711
Additions		250	190	211	18	2	1	15	—	2	283	192	214
Contributions from merger transactions		—	—	—	—	—	592	—	—	—	—	—	592
Retirements (sales and other decreases)		(338)	(323)	(353)	(446)	(34)	(110)	—	—	(2)	(784)	(357)	(465)
Transfers, other movements and exchange differences		(8)	6	(6)	57	5	35	(3)	4	(2)	46	15	27
Disposals by companies held for sale		—	—	—	—	—	—	—	—	—	—	—	—
Balance at the end		847	943	1,070	572	943	970	55	43	39	1,473	1,928	2,078

Impairment (b)
Balance at the beginning		299	356	381	706	701	269	—	—	—	1,005	1,057	650
Additions	50	24	16	64	59	27	158	—	—	—	83	42	221
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—	—	—	—	—
Contributions from merger transactions		—	—	—	—	—	—	—	—	—	—	—	—
Retirements (sales and other decreases)		(91)	(89)	(102)	(352)	(22)	(46)	—	—	—	(443)	(111)	(148)
Other movements and exchange differences		5	16	13	(5)	1	320	—	—	—	—	17	333
Disposals by companies held for sale		—	—	—	—	—	—	—	—	—	—	—	—
Balance at the end		237	299	356	409	706	701	—	—	—	645	1,005	1,057
Balance at the end of net carrying value (a)-(b)		610	644	714	163	236	269	55	43	39	828	923	1,022
(1) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”.